Business developments (Details) - shares		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition
Issued shares (in shares)		2,556,011,720	2,089,897,378	1,957,379,244	1,607,168,947
Neue Aargauer Bank AG
Business Acquisition
Transfer of equity investments from Group to subsidiaries		100.00%
BANK Now AG [Member]
Business Acquisition
Transfer of equity investments from Group to subsidiaries		100.00%
Swisscard AECS GmBH [Member]
Business Acquisition
Transfer of equity investments from Group to subsidiaries		50.00%
Bank
Business Acquisition
Issued shares (in shares)	[1]	4,399,680,200	4,399,680,200

[1]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2017. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.